Guarantees and Contingent Liabilities - Other Guarantees and Contingent Liabilities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Other
Guarantor Obligations [Line Items]
Collateral Held	$ 0
Carrying Amount	20
Maximum Potential Future Payments	2,975
Standby letters of credit
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	23
Maximum Potential Future Payments	11,021
Securities lending indemnifications
Guarantor Obligations [Line Items]
Collateral Held	6,048
Carrying Amount	0
Maximum Potential Future Payments	5,864
Asset sales
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	118
Maximum Potential Future Payments	16,284
Merchant processing
Guarantor Obligations [Line Items]
Collateral Held	860
Carrying Amount	49
Maximum Potential Future Payments	$ 146,148